COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net loss	$ (77)	$ (352)	$ (162)
Income from discontinued operations, net of tax	(8)	(10)	(9)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	114	100	87
Deferred income taxes	(14)	(28)	(23)
(Gain) loss on disposal of assets	(22)	1	(1)
Noncash restructuring and impairment charges	10	104
Noncash interest	44	33	1
Noncash (gain) loss on foreign currency transactions	(9)	(4)	(1)
Other, net	1	1	(1)
Changes in operating assets and liabilities:
Accounts receivable	(12)	34	35
Inventories	106	94	(6)
Prepaid expenses	1	(42)	(1)
Other current assets	(4)	10	(3)
Other noncurrent assets	(9)	2	(9)
Accounts payable	17	5	29
Accrued liabilities	(40)	29	42
Other noncurrent liabilities	(18)	(34)	(49)
Net cash provided by operating activities from continuing operations	80	(57)	(71)
Net cash provided by (used in) operating activities from discontinued operations	17	(6)	8
Net cash provided by operating activities	97	(63)	(63)
Investing Activities:
Capital expenditures	(103)	(203)	(136)
Cash received from unconsolidated affiliates	32	48	48
Net repayments from (advances to) affiliates	(5)	97	100
Investment in unconsolidated affiliates	(29)	(42)	(37)
Cash acquired from the acquisition of business			76
Proceeds from sale of businesses/assets	9		1
Net cash provided by (used in) investing activities from continuing operations	(96)	(100)	52
Net cash used in investing activities from discontinued operations	(22)	(39)	(23)
Net cash provided by (used in) investing activities	(118)	(139)	29
Financing Activities:
Proceeds from short-term debt	1	1
Net borrowings from affiliate accounts payable	47	194	53
Principal payments on long-term debt	(2)	(2)
Dividends paid to noncontrolling interest	(14)	(8)
Net cash provided by financing activities from continuing operations	32	185	53
Net cash (used in) provided by financing activities from discontinued operations	(2)	9	(1)
Net cash (used in) provided by financing activities	30	194	52
Effect of exchange rate changes on cash	(1)	(3)	(2)
Net change in cash and cash equivalents, including discontinued operations	8	(11)	16
Cash and cash equivalents at beginning of period, including discontinued operations	22	33	17
Cash and cash equivalents at end of period, including discontinued operations	30	22	33
Supplemental cash flow information:
Cash paid for interest	5	4	5
Cash paid (received) for income taxes	7	8	(2)
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable	21	25	36
Received settlements of notes receivable from affiliates	270	256	244
Settled long-term debt to affiliates	145	$ 39	$ 811
Huntsman International
Supplemental disclosure of noncash activities:
Noncash capital contribution from huntsman corporation	$ 960